Restatement and Correction of an Error	12 Months Ended
Dec. 31, 2022
Restatement and Correction of an Error [Abstract]
Restatement and Correction of an Error
NOTE 3 — RESTATEMENT AND CORRECTION OF AN ERROR
Restatement
The Company has restated its financial statements as of and for the year ended, December 31, 2021. The following tables provide the summary of restated amounts.

	December 31, 2021
	As Previously Reported	Reclassifications	Error Correction	Restated
ASSETS
Current Assets:
Cash	$12,362			$12,362
Deferred offering costs	166,342			166,342

Total Current Assets	178,704			178,704
Property and equipment, net of accumulated depreciation of $440,334	337,592			337,592
Operating lease right of use asset	1,007,589			1,007,589
Intangible assets, net of accumulated amortization of $37,528	18,506		14,712	33,218

Total Assets	$1,542,391	—	14,712	$1,557,103

LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT
Current Liabilities:
Accounts payable	$871,313			$871,313
Accrued expenses and other liabilities	514,783			514,783
Accrued interest— related parties	—	226,170		226,170
Accrued interest— non-related parties	1,880,656	(226,170)		1,654,486
Convertible notes payable— related parties, net of debt discount of $0	—	900,000		900,000
Convertible notes payable, current, net of debt discount of $946,291	9,507,228	(900,000)	(903,796)	7,703,432
Derivative liabilities	—		3,813,019	3,813,019
Lease liability, current	120,162			120,162

Total Current Liabilities	12,894,142	—	2,909,223	15,803,365
Long-term Liabilities:
Lease liability, net of current portion	961,908			961,908
Convertible notes payable — net of debt discount of $49,078	50,000		(49,078)	922
Derivative liabilities	—		33,300	33,300

Total Long-term Liabilities	1,011,908	—	(15,778)	996,130

Total Liabilities	13,906,050	—	2,893,445	16,799,495

	December 31, 2021
	As Previously Reported	Reclassifications	Error Correction	Restated
Commitments and Contingencies (Note 8)
Mezzanine Equity
Series A Preferred stock, 21,064,711 shares authorized; 19,968,051 shares issued and outstanding as of December 31, 2021 (liquidation preference: $7,406,409)	7,020,992		385,417	7,406,409
Series B Preferred stock, 34,772,230 shares authorized; 32,917,690 issued and outstanding as of December 31, 2021 (liquidation preference: $6,928,245)	5,970,791		957,454	6,928,245
Series C Preferred stock, 25,907,990 shares authorized; 0 shares issued and outstanding as of December 31, 2021				—
Stockholders’ Deficit:
Common stock, $.001 par value; 100,050,000 shares authorized; 36,918,882 shares issued and outstanding as of December 31, 2021	36,919			36,919
Additional paid-in capital	2,989,644		170,847	3,160,491
Accumulated deficit	(28,382,005)		(4,392,451)	(32,774,456)

Total Stockholders’ Deficit	(25,355,442)	—	(4,221,604)	(29,577,046)

Total Liabilities, Mezzanine Equity and Stockholders’ Deficit	$1,542,391	—	14,712	$1,557,103

	For the Year Ended December 31, 2021
	As Previously Reported	Reclassifications	Error Correction	Restated
Operating expenses:
Research and development	$982,837			$982,837
General and administrative	617,989	153,861	91,483	863,333
Depreciation and amortization	103,656		(9,494)	94,162
ROU amortization	145,846	(145,846)		—
Advertising and Marketing	8,015	(8,015)		—

Total operating expenses	1,858,343	—	81,989	1,940,332

Loss from operations	(1,858,343)	—	(81,989)	(1,940,332)

Other income (expense):
Gain on the forgiveness of loans payable	438,180			438,180
Other income	37,527		(149)	37,378
Change in fair value of derivative liabilities	—		(2,515,065)	(2,515,065)
Interest expense, related party	—	(72,000)		(72,000)
Interest expense, non-related party	(860,805)	125,686	91,632	(643,487)
Amortization of debt discount	—	(53,686)	(1,729,911)	(1,783,597)

Total other expense	(385,098)	—	(4,153,493)	(4,538,591)

Loss before provision for income taxes	(2,243,441)	—	(4,235,482)	(6,478,923)
Provision for income taxes	—		—	—

Net loss	(2,243,441)	—	(4,235,482)	(6,478,923)
Dividends on Series A preferred stock			(307,927)	(307,927)

Net loss attributable to common stockholders	$(2,243,441)	—	(4,543,409)	$(6,786,850)

Net loss per common share—basic and diluted	$(0.16)	—	(0.13)	$(0.29)

Weighted average shares outstanding—basic and diluted	13,698,060	—	9,441,105	23,139,165

	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
	Shares Amount
As Previously Reported
Balance at January 1, 2021	2,922,284	$2,922	$2,539,486	$(25,830,637)	$(23,288,229)
Accrued Series A preferred stock dividend				(307,927)	(307,927)
Issuance of stock	31,940,355	31,940	(28,746)	—	3,194
Exercise of stock options	2,056,243	2,057	232,105	—	234,162
Stock-based compensation expense			246,799	—	246,799
Net loss			—	(2,243,441)	(2,243,441)

Balance as of December 31, 2021	36,918,882	$36,919	$2,989,644	$(28,382,005)	$(25,355,442)

Error Correction

Net loss				(4,235,482)	(4,235,482)

As Restated
Balance at January 1, 2021	2,922,284	$2,922	$2,539,486	$(25,830,637)	$(23,288,229)
Correction of accumulated error			170,847	(156,969)	13,878
Balance at January 1, 2021 (Restated)	2,922,284	2,922	2,710,333	(25,987,606)	(23,274,351)
Accrued Series A preferred stock dividend	—	—	—	(307,927)	(307,927)
Issuance of common stock	31,940,355	31,940	(28,746)		3,194
Exercise of stock options	2,056,243	2,057	232,105	—	234,162
Stock-based compensation expense	—	—	246,799	—	246,799
Net loss	—	—	—	(6,478,923)	(6,478,923)

Balance as of December 31, 2021	36,918,882	$36,919	$3,160,491	$(32,774,456)	$(29,577,046)

	For the Year Ended December 31, 2021
	As Previously Reported	Reclassifications	Error Correction	Restated
Cash flows from operating activities:
Net loss	$(2,243,441)		(4,235,482)	$(6,478,923)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on forgiveness of loans payable	(438,180)			(438,180)
Depreciation and amortization	103,656		(9,494)	94,162
Amortization of debt discount	53,686		1,729,911	1,783,597
Amortization of ROU assets	145,846	2,116		147,962
Change in fair value of derivative liabilities			2,515,065	2,515,065
Stock-based compensation	246,799			246,799
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	9,918			9,918
Accounts payable	80,320			80,320
Accrued expenses and other liabilities	262,098	(1)		262,097
Lease liability	(113,016)	(2,116)		(115,132)
Accrued interest— related parties		72,000		72,000
Accrued interest -non related parties	715,486	(72,000)		643,486

Net cash used in operating activities	(1,176,828)	(1)	0	(1,176,829)

Cash flows from investing activities:
Purchase of property and equipment	(7,273)			(7,273)

Net cash used in investing activities	(7,273)	—	—	(7,273)

Cash flows from financing activities:
Proceeds from convertible notes	906,839			906,839
Proceeds from PPP loan	217,460			217,460
Payment of offering costs	(166,342)			(166,342)
Proceeds from issuance of common stock		3,194		3,194
Proceeds from exercise of stock options	237,356	(3,193)		234,163

Net cash provided by financing activities	1,195,313	1	—	1,195,314

Net increase in cash	11,212			11,212
Cash — beginning of the period	1,150			1,150

Cash — end of the period	$12,362	—	—	$12,362

Supplemental cash flow information:
Interest paid	$—	—	—	$—

Income tax paid	$—	—	—	$—

Non-cash financing activity:
Accrued Series A preferred stock dividends	$307,927	—	—	$307,927
Initial recognition of derivative liabilities	$—	—	258,359	$258,359
Derivative liability
The Company did not previously identify or account for derivatives with its convertible debt. The fair value of the derivative is recorded as a liability with an offsetting amount recorded as a debt discount, which offsets the carrying amount of the debt. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations. The debt discount is amortized through interest expense over the life of the debt. Due to the above, short and long-term derivative liabilities of $3,813,019 and $33,300, respectively, were recorded as of December 31, 2021 and the corresponding $2,515,065 loss on change in fair value of the derivative liability on the statement of operations was recorded. The debt discount recorded on the balance sheet for convertible notes and related party convertible notes increased by $995,369 as of December 31, 2021 and the corresponding amortization of debt discount on the statement of operations increased by $1,729,911. This also resulted in a correction of an error as an increase in the accumulated deficit of $1,351,531 as of January 1, 2021 for convertible notes issued prior to January 1, 2021.
Series A Preferred Stock
For the year ended December 31, 2011, certain convertible notes were converted into Series A preferred stock at a discount value. Since the consideration transferred should be measured at its then-current fair value, with any difference recorded as a gain or loss on the extinguishment, a loss of $425,396 at the time of conversion was reflected in the beginning accumulated deficit at January 1, 2021 with an increase in Series A preferred stock by the same amount. In addition, the dividends for Series A preferred stock issued prior to the fiscal year 2015 was overstated by the amount of $39,979 and was reflected in the beginning accumulated deficit at January 1, 2021.
From the fiscal years of 2008 to 2010, the Company issued 1,096,660 warrants to purchase Series A preferred stock in connection with the conversion of certain convertible notes. As part of this extinguishment of debt, the Company did not properly value warrants issued with the conversion of the Series A shares. The fair value of the warrants was previously understated by $98,525. This correction of an error resulted in an increase in additional paid in capital and decrease in accumulated deficit of $98,325.
Series B Preferred Stock
For the year ended December 31, 2016, certain convertible notes were converted into Series B preferred stock at a discount value. Since the consideration transferred should be measured at its then-current fair value, with any difference recorded as a gain or loss on the extinguishment, a loss of $957,454 at the time of conversion was reflected in the beginning accumulated deficit at January 1, 2021 with an increase in Series B preferred stock by $1,029,976. As part of this extinguishment of debt, the Company did not properly value warrants issued with the issuance of the Series B shares. The fair value of the warrants was previously understated by $72,522. This correction of an error resulted in an increase in additional paid in capital and decrease in accumulated deficit of $72,522.
Intangible Asset
An adjustment was made to reduce the intangible assets carrying value for $78,009 and the related accumulated amortization prior to January 1, 2021. The life was adjusted from 10 years to the term of the patent which decreased accumulated deficit by $5,218 prior to January 1, 2021. For the year ended December 31, 2021, amortization expense decreased by $9,494 due to the change of the estimated useful life.
Earnings per share
The change in earnings per share of $0.13 is a result of the change of the net loss of $4,235,482 and the change in the weighted average shares outstanding. The weighted average shares outstanding changed from 13,698,060 to 23,139,165 due to an error in the Company’s calculation associated with the dates of stock options exercised during the year ended 2021.
Correction of an Error
Due to the same issues noted above, accumulated deficit at January 1, 2021 and December 31, 2021 was previously reported as $25,830,637 and $28,382,005, respectively and now is $25,987,606 and $32,774,456, respectively.